RELATED PARTY TRANSACTIONS (Related Party Purchases and Sales of Vessels) (Details) $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 31, 2022 tanker	Dec. 31, 2021 tanker	Mar. 17, 2022 tanker	Dec. 31, 2021 USD ($) tanker
Subsequent Event
Related Party Transaction [Line Items]
Number of product tankers	4
Number of product tankers delivered	2
Affiliates of Frontline Limited
Related Party Transaction [Line Items]
Number of product tankers				4
Product tankers, purchase price | $				$ 160.0
Number of product tankers delivered		2
Affiliates of Frontline Limited | Subsequent Event
Related Party Transaction [Line Items]
Number of product tankers delivered			2